Sanctions (Details)							12 Months Ended
	Aug. 13, 2018 EUR (€) item	Aug. 13, 2018 USD ($) item	Apr. 12, 2018 COP ($) item	Mar. 15, 2018 COP ($)	Feb. 28, 2018 COP ($) item	Feb. 12, 2018 COP ($) item	Dec. 31, 2018 PEN (S/) item	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Apr. 12, 2018 USD ($)	Mar. 15, 2018 USD ($)	Feb. 28, 2018 USD ($)	Feb. 12, 2018 USD ($)	Jul. 12, 2017 COP ($)	Jul. 12, 2017 USD ($)	Jun. 30, 2017 COP ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2012 BRL (R$)
Sanctions [Line Items]
Fine or penalties imposed | $												$ 600,000,000
Empresa Distribuidora del Sur S.A [Member] | Street Safety Violations Liability [Member] | National Electricity Regulator [Member]
Sanctions [Line Items]
Number of occasions							4	4
Fine or penalties imposed									$ 220,453,759			5,852,544
Empresa Distribuidora del Sur S.A [Member] | Commercial Quality Standards Violation Liability [Member] | National Electricity Regulator [Member]
Sanctions [Line Items]
Number of occasions							2	2
Fine or penalties imposed									2,831,196			75,162
Tax difference imposed | $									9,746.63
Enel Generacin Costanera S.A. (formerly Endesa Costanera) | Federal Administration Of Public Revenues [Member]
Sanctions [Line Items]
Fine or penalties imposed									$ 58,480			1,553
Tax difference imposed | $												259
Enel Distribucin Ro | Sao Gonalo Municipal Secretariat for the Environment [Member]
Sanctions [Line Items]
Fine or penalties imposed | R$											R$ 47,000,000
Amount involved											47,000	12,130,000
Enel Distribucin Ro | Rio De Janeiro State Tax Authority [Member]
Sanctions [Line Items]
Amount paid	€ 70,000	$ 81,092
Number of sanctions	2	2
Enel Distribucin Ro | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Amount involved											4,126,000	1,065,000
Percentage of value of amount offset to be paid as fine							50.00%	50.00%
Enel Distribucin Ceara | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Amount involved											299,400	77,249
Percentage of value of amount offset to be paid as fine							50.00%	50.00%
Enel Distribucin Ceara | Errors In Records Of Company's Asset Base Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Fine or penalties imposed | R$																						R$ 20,600,000
Amount involved											20,700,000	5,331,000
Reduced fine amount | R$																						R$ 11,200,000
Enel Distribucion Goias S.A. (Distribucion) [Member] | Non-Fulfilment Of A Sectorial Obligation [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Fine or penalties imposed | R$																					R$ 61,000,000
Amount involved											32,700,000	8,437,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Amount involved											44,796,000	11,558,000
Percentage of value of amount offset to be paid as fine							50.00%	50.00%
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Errors In Records Of Company's Asset Base Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved											177,700,000	45,855,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Asset Accounting Records Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved											88,400,000	22,822,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Records Of Consumer Supply Quality Indices 2012 Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved											23,400,000	6,029,000
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Inconsistencies Of Records Of Consumer Supply Quality Indices 2015 Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved											23,300,000	6,016
Enel Distribucion Sao Paulo S.A. (ex Eletropaulo) (Distribucion) [Member] | Customer Service Quality Issues Liability [Member] | Brazilian Electricity Regulatory Agency [Member]
Sanctions [Line Items]
Amount involved											38,500,000	9,941,000
Enel Green Power Cachoeira Dourada S.A [Member] | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Amount involved											999,600	258,000
Percentage of value of amount offset to be paid as fine							50.00%	50.00%
Enel Cien [Member] | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Amount involved											80,300	20,718
Percentage of value of amount offset to be paid as fine							50.00%	50.00%
Enel Generacin Fortaleza S.A. [Member] | Brazilian Tax Authority [Member]
Sanctions [Line Items]
Amount involved											R$ 1,924,000	496,416
Percentage of value of amount offset to be paid as fine							50.00%	50.00%
Enel Distribucin Per S.A.A | Corporate Tax Audit Procedure 2006 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							S/ 2,451,254					725,223
Default interest on fines imposed							2,264,959					670,106
Enel Distribucin Per S.A.A | Corporate Tax Audit Procedure 2007 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							2,424,073					717,181
Default interest on fines imposed							2,964,862					877,178
Enel Distribucin Per S.A.A | Omission Of Advance Taxes 2007 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							2,150,442					636,225
Default interest on fines imposed							2,853,727					844,298
Enel Distribucin Per S.A.A | Corporate Tax Audit Procedure 2008 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							2,591,405					767,575
Default interest on fines imposed							2,696,593					797,809
Enel Distribucin Per S.A.A | Omission Of Advance Taxes 2008 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							2,631,295					778,490
Default interest on fines imposed							3,046,048					901,198
Enel Distribucin Per S.A.A | Corporate Tax Audit Procedure 2009 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							616,333					182,347
Default interest on fines imposed							400,616					118,525
Enel Distribucin Per S.A.A | Omission Of Advance Taxes 2009 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							1,538,153					455,075
Default interest on fines imposed							1,595,377					472,005
Enel Distribucin Per S.A.A | Corporate Tax Audit Procedure 2010 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							500,298					148,017
Default interest on fines imposed							314,788					93,133
Enel Distribucin Per S.A.A | Omission Of Advance Taxes 2010 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							374,545					110,812
Default interest on fines imposed							422,876					125,111
Enel Distribucin Per S.A.A | Corporate Tax Audit Procedure 2011 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							507,761					150,225
Default interest on fines imposed							317,452					93,921
Enel Distribucin Per S.A.A | Omission Of Advance Taxes 2011 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							593,147					175,487
Default interest on fines imposed							425,908					126,008
Enel Generacion Peru S.A. | Corporate Tax Audit Procedure 1999 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							2,076,888					614,464
Default interest on fines imposed							10,501,965					3,107,090
Enel Generacion Peru S.A. | Corporate Tax Audit Procedure 2000 And 2001 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							6,460,523					1,911,397
Amount paid							7,928,535	$ 2,345,720
Default interest on fines imposed							14,636,762					4,330,403
Enel Generacion Peru S.A. | Ad Valorem General Sales Tax And Municipal Promotion Tax Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							2,974,314					879,974.5
Amount paid							5,832,129	1,725,482
Default interest on fines imposed							3,395,224					1,004,504
Enel Peru S A C | Corporate Tax Audit Procedure And Ad Valorem General Sales Tax Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							2,920,104					863,936
Default interest on fines imposed							14,053,695					4,157,898
Enel Peru S A C | Improper Application Of Ad Valorem General Sales Tax Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							1,771,933					524,241
Default interest on fines imposed							10,231,619					3,027,106
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Omission Of Advance Taxes 2007 Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							4,338,344					1,283,534
Default interest on fines imposed							5,757,637					1,703,443
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Ad Valorem General Sales Tax And Municipal Promotion Tax Liability [Member] | Peruvian National Customs and Tax Authority [Member]
Sanctions [Line Items]
Fine or penalties imposed							6,868,256					2,032,028
Default interest on fines imposed							5,326,715					1,575,951
Provision for fines imposed							S/ 12,194,971	$ 3,607,980
Emgesa [Member] | Environment Authorities C A M [Member]
Sanctions [Line Items]
Fine or penalties imposed										$ 50,670		15.6
Number Of Penalties							3	3
Emgesa [Member] | Ad Valorem General Sales Tax And Municipal Promotion Tax Liability [Member] | Environment Authorities A N L A [Member]
Sanctions [Line Items]
Fine or penalties imposed										2,503,258,650		770,826
Emgesa [Member] | Infringement Of Environmental Regulations Liability [Member] | Environment Authorities C A M [Member]
Sanctions [Line Items]
Fine or penalties imposed										758,864,176		233,676
Reduced fine amount										492,007,073		151,503
Emgesa [Member] | Absence Of Discharge Permit Resolution 3590 [Member] | Environment Authorities C A M [Member]
Sanctions [Line Items]
Fine or penalties imposed										50,670		15.6
Emgesa [Member] | Absence Of Discharge Permit Resolution 3653 [Member] | Environment Authorities C A M [Member]
Sanctions [Line Items]
Fine or penalties imposed										50,670		15.6
Emgesa [Member] | Absence Of Discharge Permit Resolution 3816 [Member] | Environment Authorities C A M [Member]
Sanctions [Line Items]
Fine or penalties imposed										50,670		15.6
Emgesa [Member] | Vehile Tax Liability [Member]
Sanctions [Line Items]
Fine or penalties imposed										713,000		220
Codensa [Member] | Superintendency of Public Services [Member]
Sanctions [Line Items]
Fine or penalties imposed			$ 15,624,840		$ 62,499,360	$ 15,624,840							$ 4,811		$ 19,245	$ 4,811
Number of user of the service exceeded the invoiced distribution charge			1		10	1
Codensa [Member] | Superintendency of Industry and Commerce [Member]
Sanctions [Line Items]
Fine or penalties imposed				$ 37,834,434										$ 11,650
Duration of delay in payment of compensation for defective product to customer				339 days
Codensa [Member] | Vehile Tax Liability [Member]
Sanctions [Line Items]
Fine and interest										229,000		71
Codensa [Member] | Lighting Tax Liability [Member]
Sanctions [Line Items]
Fine or penalties imposed										179,624,170		55,312
Codensa [Member] | Manta Retention Liability [Member]
Sanctions [Line Items]
Fine or penalties imposed										1,607,000		495
Codensa [Member] | Auto Retention Liability [Member]
Sanctions [Line Items]
Fine or penalties imposed										$ 6,325,000		$ 1,947.65
Codensa [Member] | Violation of Colombian Personal Data Protection Regime Liability [Member] | Superintendency of Industry and Commerce [Member]
Sanctions [Line Items]
Fine or penalties imposed																			$ 241,309,250	$ 74,306
Sociedad Portuaria Central Cartagena S.A. [Member] | Superintendence of Ports and Transport [Member]
Sanctions [Line Items]
Fine or penalties imposed																	$ 18,442,925	$ 5,679
Provision for fines imposed | $								$ 40,697,000